Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,955,553.73

Principal:
Principal Collections	$14,075,128.71
Prepayments in Full	$8,072,900.44
Liquidation Proceeds	$349,752.93
Recoveries	$42,866.08
Sub Total	$22,540,648.16
Collections	$24,496,201.89

Purchase Amounts:
Purchase Amounts Related to Principal	$294,382.84
Purchase Amounts Related to Interest	$1,421.26
Sub Total	$295,804.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,792,005.99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,792,005.99
Servicing Fee	$467,423.73	$467,423.73	$0.00	$0.00	$24,324,582.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,324,582.26
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,324,582.26
Interest - Class A-3 Notes	$197,500.61	$197,500.61	$0.00	$0.00	$24,127,081.65
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$23,863,095.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,863,095.40
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$23,796,772.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,796,772.73
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$23,748,106.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,748,106.23
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$23,688,480.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,688,480.48
Regular Principal Payment	$20,868,057.29	$20,868,057.29	$0.00	$0.00	$2,820,423.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,820,423.19
Residuel Released to Depositor	$0.00	$2,820,423.19	$0.00	$0.00	$0.00
Total		$24,792,005.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,868,057.29
Total					$20,868,057.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,868,057.29	$62.24	$197,500.61	$0.59	$21,065,557.90	$62.83
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$20,868,057.29	$18.35	$636,101.78	$0.56	$21,504,159.07	$18.91

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$244,330,651.34	0.7286927	$223,462,594.05	0.6664557
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$514,340,651.34	0.4523227	$493,472,594.05	0.4339709

Pool Information
Weighted Average APR	4.486%	4.489%
Weighted Average Remaining Term	40.04	39.20
Number of Receivables Outstanding	33,860	33,143
Pool Balance	$560,908,471.74	$537,793,433.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$514,340,651.34	$493,472,594.05
Pool Factor	0.4601109	0.4411498

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$44,320,838.98
Targeted Overcollateralization Amount	$44,320,838.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,320,838.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		70	$322,873.79
(Recoveries)		76	$42,866.08
Net Losses for Current Collection Period			$280,007.71
Cumulative Net Losses Last Collection Period			$4,850,654.00
Cumulative Net Losses for all Collection Periods			$5,130,661.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.81%	526	$9,744,810.79
61-90 Days Delinquent	0.18%	47	$966,085.06
91-120 Days Delinquent	0.06%	17	$302,968.90
Over 120 Days Delinquent	0.10%	30	$549,365.53
Total Delinquent Receivables	2.15%	620	$11,563,230.28

Repossession Inventory:
Repossessed in the Current Collection Period		31	$691,005.51
Total Repossessed Inventory		42	$930,542.77

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3039%
Preceding Collection Period			0.3715%
Current Collection Period			0.6116%
Three Month Average			0.4290%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2536%
Preceding Collection Period			0.2894%
Current Collection Period			0.2836%
Three Month Average			0.2755%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer